STOCK OPTIONS AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF STOCK OPTIONS OUTSTANDING

Stock option transactions and the number of stock options outstanding were as follows:

	Number of Options	Historical Weighted Average Exercise Price
Balance, January 1, 2019	4,446,373	$5.80
Expired/cancelled (1)	(870,781)	9.00
Exercised	(28,125)	2.20
Granted	1,778,567	2.70
Balance, December 31, 2019	5,326,034	4.30
Expired/cancelled	(828,794)	10.20
Exercised	(330,284)	2.40
Granted	947,493	3.60
Balance, December 31, 2020	5,114,449	3.30
Expired/cancelled	(166,438)	3.40
Exercised	(1,001,519)	3.00
Granted	1,013,125	8.50
Balance, December 31, 2021	4,959,617	$4.40

(1)	227,719 cancelled options related to staff employed at DenseLight

SCHEDULE OF STOCK OPTIONS ASSUMPTIONS

The stock options granted were valued using the Black-Scholes option pricing model using the following assumptions:

	2021	2020	2019
Weighted average exercise price	$8.50	$3.60	$2.70
Weighted average risk-free interest rate	0.80% - 1.48%	0.52% - 1.52%	1.57%
Weighted average dividend yield	0%	0%	0%
Weighted average volatility	90.68%	94.77%	95.48%
Weighted average estimated life	10 years	10 years	10 years
Weighted average share price	$8.50	$3.60	$2.70
Share price on the various grant dates:	$6.20 - $9.50	$2.20 - $3.90	$2.40 - $2.80
Weighted average fair value	$7.50	$3.00	$2.40

SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at December 31, 2021 are as follows:

Options Outstanding			Options Exercisable
Exercise Range	Number Outstanding	Historical Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number Exercisable	Historical Weighted Average Exercise Price
$1.10 - $2.50	749,313	$2.20	6.20	661,188	$2.20
$2.60 - $3.70	933,617	$2.60	7.38	546,304	$2.60
$3.80 - $9.20	3,276,687	$5.10	7.79	1,731,064	$3.90
	4,959,617	$4.40	7.45	2,938,556	$3.30